Operating leases - Operating lease liabilities of office rental agreements (Table) (Details) - Office Rental [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
December 31, 2023	$ 309
December 31, 2024	119
December 31, 2025	(0)
December 31, 2026	(0)
December 31, 2027	(0)
December 31, 2028 and thereafter	(0)
Total undiscounted lease payments	428
Discount based on incremental borrowing rate	(1)
Present value of lease liability	$ 427